EMPLOYMENT AGREEMENT	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
EMPLOYMENT AGREEMENT [Text Block]

NOTE 4.        EMPLOYMENT AGREEMENT

The stock options and stock compensation under the employment agreement, effective May 1, 2013, with Michael Palethorpe, our sole director and officer, have been suspended as of May 1, 2014.

The Board of Directors has approved the suspension of the stock options and stock compensation, until a new employment agreement has been agreed upon or after the securing of a financing deal. Pursuant to the terms of the employment agreement, Mr. Palethorpe was granted 2,000,000 stock options that were to vest at a rate of 500,000 options every 6 months. Each option had an exercise price of $0.75 and would have expired after three years. These provisions have been suspended. The vesting provisions have also been suspended, resulting in the associated expense to be delayed until a new employment agreement has been has been agreed upon.

In addition, the annual stock option grant equal to 30% of his base salary has also been suspended.

Of the 2,013,500 options granted on April 30, 2014, 504,500 stock options have been vested. Until a new employment agreement has been agreed upon no further options are to be granted and the vesting of the issued options haves been suspended.

The new agreement may have different terms related to the granting, vesting, exercise price, and contractual life of the above and future stock options.

NOTE 4.        EMPLOYMENT AGREEMENT

Currently we have an employment agreement, effective May 1, 2013, with Michael Palethorpe, our sole director and officer. Pursuant to the terms of the employment agreement, Mr. Palethorpe was granted 2,000,000 stock options, which vest at a rate of 500,000 every 6 months. Each option has an exercise price of $0.75 and will expire after three years.

Pursuant to the terms of the Employment Agreement, Michael Palethorpe is entitled to an annual stock option grant equal to 30% of his base salary to be granted at the beginning of the calendar year. The value of the Annual Options is $21,600. Currently 13,500 options have been granted.